Consolidated Statements Of Changes In Equity - CAD ($) shares in Thousands, $ in Millions	Share capital	Contributed surplus	Accumulated other comprehensive income	Retained earnings	Total
Beginning balance at Dec. 31, 2016	$ 26,942	$ 588	$ 1,007	$ 16,093	$ 44,630
Beginning balance (in share) at Dec. 31, 2016					1,667,914
Changes in equity
Net earnings				4,458	$ 4,458
Foreign currency translation adjustment			(198)		(198)
Actuarial gain on employee retirement benefit plans, net of income taxes				31	31
Total comprehensive (loss) income			(198)	4,489	4,291
Issued under share option plans	297	(69)			$ 228
Issued under share option plans (in shares)					6,223
Purchase of common shares for cancellation	(536)			(877)	$ (1,413)
Purchase of common shares for cancellation (in shares)					(33,154)
Change in liability for share purchase commitment	(97)			(180)	$ (277)
Share-based compensation		48			48
Dividends paid on common shares				(2,124)	(2,124)
Ending balance at Dec. 31, 2017	26,606	567	809	17,401	$ 45,383
Ending balance (in share) at Dec. 31, 2017					1,640,983
Changes in equity
Net earnings				3,293	$ 3,293
Foreign currency translation adjustment			267		267
Actuarial gain on employee retirement benefit plans, net of income taxes				103	103
Total comprehensive (loss) income			267	3,396	3,663
Issued under share option plans	358	(73)			$ 285
Issued under share option plans (in shares)					7,927
Purchase of common shares for cancellation	(1,040)			(2,013)	$ (3,053)
Purchase of common shares for cancellation (in shares)					(64,426)
Change in liability for share purchase commitment	(14)			28	$ 14
Share-based compensation		46			46
Dividends paid on common shares				(2,333)	(2,333)
Ending balance at Dec. 31, 2018	$ 25,910	$ 540	$ 1,076	$ 16,479	$ 44,005
Ending balance (in share) at Dec. 31, 2018					1,584,484